Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Fixed Assets [Abstract]
Schedule of fixed assets and depreciation expense
	Estimated Useful Lives	As of December 31,	As of June 30,
	in years	2017	2017

Manufacturing equipment	2 - 5	$423,000	$405,000
Leasehold improvements	3	111,000	111,000
Office equipment, furniture and other	2 - 5	344,000	287,000
Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation and amortization		(407,000)	(246,000)
Fixed assets, net		$561,000	$647,000

	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Depreciation and amortization expense	$81,000	$26,000	$161,000	$45,000

	Estimated	June 30,
	Useful Lives in years	2017	2016

Office equipment, furniture and other	2 - 5	$405,000	$201,000
Lab equipment	3 - 5	111,000	90,000
Leasehold improvements	3	287,000	45,000
Manufacturing equipment	2 - 5	90,000	7,000
Less accumulated depreciation and amortization		(246,000)	(112,000)

Fixed assets, net		$647,000	$231,000